Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	23 Months Ended
	Sep. 30, 2023	Sep. 25, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Aug. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Aug. 31, 2025
C000245003
Account Value [Line Items]
Line Graph and Table Measure Name						GGM Macro Alignment ETF
Accumulated Value	$ 9,792	$ 10,000	$ 10,641	$ 11,007	$ 11,023		$ 11,847	$ 11,160	$ 10,537	$ 10,683	$ 10,936
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 9,889	$ 10,000	$ 11,045	$ 12,211	$ 12,734		$ 13,483	$ 13,808	$ 13,218	$ 14,665	$ 15,298